CASH FLOW INFORMATION (Details) - Schedule of supplemental disclosure - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Cash Flow Information
Interest paid, net of capitalized interest of $85,610 (2024), and $47,472 (2023)	$ 141,975	$ 234,596
Income tax (refunded)
Non-cash information
Recognition of operating lease right-of-use assets		1,201,952
Recognition of operating lease liabilities		$ 1,201,952